PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution 2070 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 11.1%
4,638  Vanguard FTSE
Developed Markets
ETF
$ 297,203
7.1
2,350  Vanguard FTSE
Emerging Markets ETF
127,018
3.0
752  Vanguard Long-Term
Treasury ETF
41,627
1.0
Total Exchange-Traded
Funds
(Cost $450,579)
465,848
11.1
MUTUAL FUNDS : 89.0%
Affiliated Investment Companies : 89.0%
15,949  Voya Large Cap Value
Fund - Class R6
209,887
5.0
6,105  Voya MI Dynamic
Small Cap Fund
- Class R6
84,373
2.0
15,621  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
209,640
5.0
75,341  Voya Multi-Manager
International Equity
Fund - Class I
867,178
20.5
11,108  Voya Multi-Manager
Mid Cap Value Fund
- Class I
104,306
2.5
4,093  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
318,368
7.5
937  Voya Small Cap
Growth Fund - Class
R6
42,162
1.0
79,046  Voya U.S. Stock Index
Portfolio - Class I
1,591,205
37.7
3,968  VY
®
Invesco Comstock
Portfolio - Class I
83,798
2.0
6,154  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
158,762
3.8
8,123  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
84,396
2.0
Total Mutual Funds
(Cost $3,857,517)
3,754,075
89.0
Total Long-Term
Investments
(Cost $4,308,096)
4,219,923
100.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.0%
Mutual Funds : 0.0%
2,046
(1)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
$ 2,046
0.0
Total Short-Term
Investments
(Cost $2,046)
2,046
0.0
Total Investments in
Securities
(Cost $4,310,142) $ 4,221,969 100.1
Liabilities in Excess
of Other Assets (4,056) (0.1)
Net Assets $ 4,217,913 100.0
(1)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution 2070 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 465,848 $ — $ — $ 465,848
Mutual Funds 3,754,075 — — 3,754,075
Short-Term Investments 2,046 — — 2,046
Total Investments, at fair value $ 4,221,969 $ — $ — $ 4,221,969
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Large Cap Value Fund -
Class R6
$ — $ 230,824 $ (4,466) $ (16,471) $ 209,887 $ — $ (224) $ —
Voya Large Cap Value Portfolio -
Class R6
150,160 29,018 (172,321) (6,857) — 178 (3,253) 17,119
Voya MI Dynamic Small Cap Fund
- Class R6
76,781 15,100 (3,913) (3,595) 84,373 — 15 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
218,194 50,232 (56,013) (2,773) 209,640 — 14,573 —
Voya Multi-Manager International
Equity Fund - Class I
702,914 248,362 (74,536) (9,562) 867,178 — (1,532) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
98,711 21,455 (20,168) 4,308 104,306 — 305 —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
259,283 95,585 (5,829) (30,671) 318,368 — 118 —
Voya Small Cap Growth Fund -
Class R6
40,615 8,285 (4,504) (2,234) 42,162 — 762 —
Voya U.S. Stock Index Portfolio -
Class I
1,318,692 433,169 (82,782) (77,874) 1,591,205 — 4,648 —
VY
®
Invesco Comstock Portfolio -
Class I
114,540 17,254 (44,215) (3,781) 83,798 — 5,422 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
272,242 56,640 (161,891) (8,229) 158,762 — (442) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
78,202 19,441 (7,923) (5,324) 84,396 — (198) —
$ 3,330,334 $ 1,225,365 $ (638,561) $ (163,063) $ 3,754,075 $ 178 $ 20,194 $ 17,119
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 38,333
Gross Unrealized Depreciation (126,506)
Net Unrealized Depreciation $ (88,173)